Old Mutual Funds II
Supplement Dated February 20, 2009

This Supplement updates certain information contained in the currently effective Class A and Class C Shares Prospectus of Old Mutual Funds II (the “Trust”) dated July 28, 2008, as supplemented.  You should retain your Prospectus and any supplements for future reference. You may obtain an additional copy of the Prospectus, as supplemented, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

Approval of New Sub-Advisory Agreement with Ashfield Capital Partners, LLC

At a meeting of shareholders of the Old Mutual Strategic Small Company Fund (the “Fund”) held on February 20, 2009, shareholders of the Fund approved a new investment sub-advisory agreement with Ashfield Capital Partners, LLC (“Ashfield”).  Ashfield will commence portfolio management duties on behalf of the Fund on or around the close of business on February 27, 2009 (the “Effective Date”).  Following the Effective Date, the investment sub-advisory agreement between the Trust, Old Mutual Capital, Inc. and Liberty Ridge Capital, Inc. (“Liberty Ridge”) will be terminated.  All references to Liberty Ridge and James B. Bell, III, as they relate solely to the Old Mutual Strategic Small Company Fund, are deleted from the Prospectus following the Effective Date.

A description of Ashfield is contained in “The Investment Adviser & Sub-Advisers – The Sub-Advisers – Ashfield” section of the Prospectus on page 89.

Following the Effective Date, the following is added after the section of the Prospectus entitled “More About the Funds – Investment Strategies and Risks – Ashfield’s Investment Strategies – Old Mutual Large Cap Growth Fund and Old Mutual Select Growth Fund” on page 84:

“Old Mutual Strategic Small Company Fund

Ashfield relies on a team-based approach to implement its investment strategy.  Ashfield screens the small cap investment universe for companies with desired financial characteristics, including size and liquidity, growth characteristics, and valuation.  By this method, the initial universe is efficiently narrowed down to a smaller universe of stocks.  This screened universe is then ranked by earnings criteria, which narrows the universe further to high quality growth companies with high success factors.  This screen and rank process efficiently identifies, for further fundamental research, a select universe of companies with a high probability of achieving above average returns.  Fundamental research focuses on identifying those investments that improve the risk/return characteristics of the portfolio.  A qualitative assessment of the company’s characteristics and growth prospects, as well as an analysis of the company’s income statement, balance sheet and accounting practices and concentrates on the following:

•	Assess uniqueness of company, market share and global positioning

•	Identify growth drivers and determine if catalysts exist for sustainable, above-average earnings growth

•	Analyze revenue and earnings growth rates, margin trends, ROEs and tax rates

•	Analyze financial statements, including forensic accounting review

•	Review valuation versus peer group”

Following the Effective Date, the following is added after the section of the Prospectus entitled “The Investment Adviser & the Sub-Advisers – The Portfolio Managers – Old Mutual Strategic Small Company Fund – Eagle” on page 95:

“Ashfield

J. Stephen Thornborrow joined Ashfield in 1984 and currently serves as Portfolio Manager/Analyst.  Before joining Ashfield, he served as Senior Vice President at BA Investment Management, where he headed the Individual Portfolio Division.  Before joining BA Investment Management, Mr. Thornborrow was Vice President and Investment Department Manager of California First Bank in San Diego and also held a variety of investment positions, including Director of Research, at the Northern Trust Company in Chicago. Mr. Thornborrow graduated with a B.A. with honors in economics from Northwestern University. He also holds a M.A. in economics from Northwestern University and a L.L.B. from Yale Law School.

Bradley J. Fretz joined Ashfield in 1989 and currently serves as Portfolio Manager/Analyst. Before joining Ashfield, he held the position of First Vice President and Director of Investment Manager Evaluation Services in the Consulting Services Division of Shearson Lehman Hutton.  Prior to that, Mr. Fretz was responsible for institutional product development at The Vanguard Group and also served as a consultant at both Johnson & Higgins and Aetna Life & Casualty.  Mr. Fretz received a B.A. from Washington & Lee University and a M.B.A. from The Wharton School, University of Pennsylvania.

Peter A. Johnson joined Ashfield in 1994 and currently serves as Portfolio Manager/Analyst.  Before joining Ashfield, he served as Vice President and Portfolio Manager at Harris Bretall Sullivan & Smith, Inc. and held the position of Vice President and Portfolio Manager at Loomis, Sayles & Co., overseeing both institutional and taxable accounts. Mr. Johnson began his career at Wells Fargo Bank as a management trainee and, later, Pension Trust Officer.  He earned a B.A. from the University of Oregon.

Jeffrey A. Johnson joined Ashfield in 2004 and currently serves as Associate Portfolio Manager/Analyst.  Before joining Ashfield, he served as Life Agent for New York Life and worked in sales and product development at TradeSports.com.  He is a member of the Small Cap Growth Equity, Mid Cap Growth Equity, and SMID Cap Growth Equity investment teams, and his role emphasizes quantitative analysis. Mr. Johnson obtained a B.A. degree in Statistics from Harvard University.”

_______________________________________________________________
Distributed by Old Mutual Investment Partners
R-09-465 2/2009

Old Mutual Funds II
Supplement Dated February 20, 2009

This Supplement updates certain information contained in the currently effective Class Z and Institutional Class Shares Prospectus of Old Mutual Funds II (the “Trust”) dated December 9, 2008, as supplemented.  You should retain your Prospectus and any supplements for future reference. You may obtain an additional copy of the Prospectus, as supplemented, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

Voluntary Expense Reimbursement – Old Mutual Cash Reserves Fund

In the section entitled “Fund Summaries – Old Mutual Cash Reserves Fund – Fees and Expenses” on page 78 of the Prospectus, the following paragraph is added at the end of the last footnote to the Fees and Expenses Table:

“Old Mutual Capital has voluntarily agreed to reimburse expenses to the extent necessary to assist the Old Mutual Cash Reserves Fund in maintaining a minimum yield of 0.10% for each of the Old Mutual Cash Reserves Fund’s Class Z and Institutional Class shares.  There is no guarantee that the Old Mutual Cash Reserves Fund will maintain this yield.  The agreement to reimburse expenses is voluntary and may be modified or discontinued by Old Mutual Capital at any time.”

Approval of New Sub-Advisory Agreement with Ashfield Capital Partners, LLC

At a meeting of shareholders of the Old Mutual Strategic Small Company Fund (the “Fund”) held on February 20, 2009, shareholders of the Fund approved a new investment sub-advisory agreement with Ashfield Capital Partners, LLC (“Ashfield”).  Ashfield will commence portfolio management duties on behalf of the Fund on or around the close of business on February 27, 2009 (the “Effective Date”).  Following the Effective Date, the investment sub-advisory agreement between the Trust, Old Mutual Capital, Inc. and Liberty Ridge Capital, Inc. (“Liberty Ridge”) will be terminated.  All references to Liberty Ridge and James B. Bell, III, as they relate solely to the Old Mutual Strategic Small Company Fund, are deleted from the Prospectus following the Effective Date.

A description of Ashfield is contained in “The Investment Adviser & Sub-Advisers – The Sub-Advisers – Ashfield” section of the Prospectus on page 100.

Following the Effective Date, the following is added after the section of the Prospectus entitled “More About the Funds – Investment Strategies and Risks – Ashfield’s Investment Strategies – Old Mutual Advantage Growth Fund, Old Mutual Large Cap Growth Fund and Old Mutual Select Growth Fund” on page 94:

“Old Mutual Strategic Small Company Fund

Ashfield relies on a team-based approach to implement its investment strategy.  Ashfield screens the small cap investment universe for companies with desired financial characteristics, including size and liquidity, growth characteristics, and valuation.  By this method, the initial universe is efficiently narrowed down to a smaller universe of stocks.  This screened universe is then ranked by earnings criteria, which narrows the universe further to high quality growth companies with high success factors.  This screen and rank process efficiently identifies, for further fundamental research, a select universe of companies with a high probability of achieving above average returns.  Fundamental research focuses on identifying those investments that improve the risk/return characteristics of the portfolio.  A qualitative assessment of the company’s characteristics and growth prospects, as well as an analysis of the company’s income statement, balance sheet and accounting practices and concentrates on the following:

•	Assess uniqueness of company, market share and global positioning

•	Identify growth drivers and determine if catalysts exist for sustainable, above-average earnings growth

•	Analyze revenue and earnings growth rates, margin trends, ROEs and tax rates

•	Analyze financial statements, including forensic accounting review

•	Review valuation versus peer group”

Following the Effective Date, the following is added after the section of the Prospectus entitled “The Investment Adviser & the Sub-Advisers – The Portfolio Managers – Old Mutual Strategic Small Company Fund – Eagle” on page 108:

“Ashfield

J. Stephen Thornborrow joined Ashfield in 1984 and currently serves as Portfolio Manager/Analyst.  Before joining Ashfield, he served as Senior Vice President at BA Investment Management, where he headed the Individual Portfolio Division.  Before joining BA Investment Management, Mr. Thornborrow was Vice President and Investment Department Manager of California First Bank in San Diego and also held a variety of investment positions, including Director of Research, at the Northern Trust Company in Chicago. Mr. Thornborrow graduated with a B.A. with honors in economics from Northwestern University. He also holds a M.A. in economics from Northwestern University and a L.L.B. from Yale Law School.

Bradley J. Fretz joined Ashfield in 1989 and currently serves as Portfolio Manager/Analyst. Before joining Ashfield, he held the position of First Vice President and Director of Investment Manager Evaluation Services in the Consulting Services Division of Shearson Lehman Hutton.  Prior to that, Mr. Fretz was responsible for institutional product development at The Vanguard Group and also served as a consultant at both Johnson & Higgins and Aetna Life & Casualty.  Mr. Fretz received a B.A. from Washington & Lee University and a M.B.A. from The Wharton School, University of Pennsylvania.

Peter A. Johnson joined Ashfield in 1994 and currently serves as Portfolio Manager/Analyst.  Before joining Ashfield, he served as Vice President and Portfolio Manager at Harris Bretall Sullivan & Smith, Inc. and held the position of Vice President and Portfolio Manager at Loomis, Sayles & Co., overseeing both institutional and taxable accounts. Mr. Johnson began his career at Wells Fargo Bank as a management trainee and, later, Pension Trust Officer.  He earned a B.A. from the University of Oregon.

Jeffrey A. Johnson joined Ashfield in 2004 and currently serves as Associate Portfolio Manager/Analyst.  Before joining Ashfield, he served as Life Agent for New York Life and worked in sales and product development at TradeSports.com.  He is a member of the Small Cap Growth Equity, Mid Cap Growth Equity, and SMID Cap Growth Equity investment teams, and his role emphasizes quantitative analysis. Mr. Johnson obtained a B.A. degree in Statistics from Harvard University.”

_______________________________________________________________
Distributed by Old Mutual Investment Partners
R-09-464 2/2009

Old Mutual Funds II
Supplement Dated February 20, 2009

This Supplement updates certain information contained in the currently effective Class A, Class C, Class Z and Institutional Class Shares Statement of Additional Information (the “SAI”) of Old Mutual Funds II dated December 9, 2008, as supplemented.  You should retain your SAI and current supplements for future reference.  You may obtain an additional copy of the SAI and all current supplements, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

Approval of New Sub-Advisory Agreement with Ashfield Capital Partners, LLC

At a meeting of shareholders of the Old Mutual Strategic Small Company Fund (the “Fund”) held on February 20, 2009, shareholders of the Fund approved a new investment sub-advisory agreement with Ashfield Capital Partners, LLC (“Ashfield”).  Ashfield will commence portfolio management duties on behalf of the Fund on or around the close of business on February 27, 2009 (the “Effective Date”).  Following the Effective Date, the investment sub-advisory agreement between the Trust, Old Mutual Capital, Inc. and Liberty Ridge Capital, Inc. (“Liberty Ridge”) will be terminated.  All references to Liberty Ridge and James B. Bell, III, as they relate solely to the Old Mutual Strategic Small Company Fund, are deleted from the SAI following the Effective Date.

_______________________________________________________________
Distributed by Old Mutual Investment Partners
R-09-463 02/2009